Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Statement Of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock, Authorized	5,000,000	5,000,000
Preferred Stock, Issued	0	0
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Authorized	100,000,000	100,000,000
Common Stock, Issued	48,526,843	50,245,364
Common Stock, Outstanding	48,526,843	50,245,364